Document and Entity Information	Apr. 16, 2025
Cover [Abstract]
Entity Registrant Name	SolarWinds Corp
Amendment Flag	false
Entity Central Index Key	0001739942
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 16, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-38711
Entity Tax Identification Number	81-0753267
Entity Address, Address Line One	7171 Southwest Parkway
Entity Address, Address Line Two	Building 400
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78735
City Area Code	(512)
Local Phone Number	682-9300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	SWI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false